Note 16 - Segmented Information (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
June 30, 2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$117,687	$1,576,836	$41,755	$1,736,275
Segmented liabilities	218,457	475,622	337,603	1,031,682
Segmented revenue	149,182	857,988	-	1,007,169
Segmented direct costs	30,215	44,206	-	74,422
Segmented selling, general & administrative	78,762	90,778	261,377	430,917
Segmented profit / (loss)	(80,930)	547,423	(261,734)	204,759
June 30 , 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$175,619	$1,154,500	$95,571	$1,425,690
Segmented liabilities	90,617	126,457	648,040	864,114
Segmented revenue	162,376	878,138	-	1,040,514
Segmented direct costs	51,032	42,174	-	93,206
Segmented selling, general & administrative	153,703	61,864	409,056	624,624
Segmented profit / (loss)	(242,295)	632,952	(409,502)	(18,845)
Other Financial Items	201 9	201 8
Online English Language Learning segmented income (loss)	$(80,930)	$(242,295)
Print-Based English Language Learning segmented income (loss)	547,423	632,952
Head Office	(261,734)	(409,502)
Foreign exchange gain / (loss)	(7,324)	63,956
Interest expense and other financial expense	(24,547)	(38,924)
Share-based payment	(56,759)	(73,071)
Other comprehensive income (loss)	(26,886)	636
Total Comprehensive Income ( Loss )	$89,243	$(66,249)

Disclosure of geographical areas [text block]
	201 9	201 8
Latin America	$87,370	$112,458
China	894,643	898,155
Other	25,156	29,901
	$1,007,169	$1,040,514
	201 9	201 8
Canada	$1,735,499	$1,422,058
China	779	3,632
	$1,736,278	$1,425,690